FINANCIAL INSTRUMENTS - Liquidity risk (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Spend for satisfy remaining flow-through obligations	$ 8,677,099
Liabilities	117,032,395	$ 7,448,306
Cash and cash equivalents	$ 58,838,699	$ 22,317,548	$ 53,884,809